ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Nov. 12, 2020
Bioceres Crops S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of voting equity interests acquired			50.00%
RASA Holding, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Rizobacter Argentina S.A
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Rizobacter do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	79.99%	79.99%	79.99%
Rizobacter del Paraguay S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	79.92%	79.92%	79.92%
Rizobacter Uruguay
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Rizobacter South Africa
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	76.00%	76.00%	76.00%
Comer Agrop Rizobacter de Bolivia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	79.96%	79.96%	79.96%
Rizobacter USA, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Rizobacter India Private Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary		80.00%	80.00%
Rizobacter Colombia SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Rizobacter France SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	80.00%	80.00%	80.00%
Bioceres Crops S.A
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	90.00%	90.00%	90.00%
Percentage of voting equity interests acquired			50.00%
BCS Holding LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bioceres Semillas S.A.U.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Verdeca LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	100.00%	50.00%	50.00%
Percentage of voting equity interests acquired				50.00%
Insumos Agroqumicos S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	50.10%
Indirect ownership through Rizobacter
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of voting equity interests acquired	80.00%